LEASE	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASE

17. LEASE

Operating leases

The Group’s leases consist of operating leases for administrative office spaces in different cities in mainland China. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group choose to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2022 and 2023, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2023, the Group did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the years ended December 31, 2021, 2022 and 2023 was RMB193,957, RMB32,714 and RMB40,772, and was recorded in cost of revenues, selling expenses, research and development expenses and general and administrative expense on the consolidated statements of operations. Short-term lease expenses were immaterial for the years ended December 31, 2021, 2022 and 2023.

Some leases were terminated before the expiration of the lease term, the relevant right-of-use asset and the lease liability were derecognized with the difference amounted to RMB41 recognized under other income in the consolidated statements of operations in 2023. The noncash decrease of operating lease right-of-use assets was RMB9,272 for the year ended December 31, 2023.

	Year ended December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	37,027	43,373
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	38,953	156,534
Weighted average remaining lease term:
Operating leases	2.9	4.2
Weighted average discount rate:
Operating leases	7.2%	6.8%

17. LEASE - continued

Operating leases - continued

The following is a maturity analysis of the annual undiscounted cash flows as of December 31, 2023:

RMB
Year ending December 31,
2024	62,025
2025	58,617
2026	34,446
2027	25,295
2028	20,704
2029 and thereafter	16,572
Less: imputed interest	(29,513)
Total	188,146

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents.